Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts payable	$ 6,621	$ 9,799
Other liabilities	$ 7,561	$ 0
Preferred stock, shares authorized (in shares)	1,000,000
Preferred stock, shares issued (in shares)		0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	2,000,000,000	300,000,000
Common stock, shares issued (in shares)	724,658	25,189
Common stock, shares outstanding (in shares)	724,658	25,189
Series A Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	60,000	60,000
Preferred stock, shares issued (in shares)	60,000	0
Preferred stock, shares oustanding (in shares)	60,000	0
Series B Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	21,150	21,150
Preferred stock, shares issued (in shares)	21,150	0
Preferred stock, shares oustanding (in shares)	21,150	0
Series C Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	12,000	12,000
Preferred stock, shares issued (in shares)	3,150	0
Preferred stock, shares oustanding (in shares)	3,150	0
Related Party [Member]
Accounts payable	$ 2,580
Other liabilities	1,420
Related Party [Member] | Approximate [Member]
Accounts payable	$ 2,712	$ 2,712